LEASES - Supplemental cash flow information related to leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental disclosure of cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 4,440	¥ 3,295
Cash paid for amounts included in the measurement of finance lease liabilities	68	106
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	343	1,010
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments		(161)
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	¥ 361
Non-cash right-of-use assets obtained in acquisition for operating lease		171
Non-cash lease liabilities obtained in acquisition for operating lease		¥ 144